Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Useful Lives for Significant Property and Equipment

The estimated useful lives for significant property and equipment categories are generally as follows:

Computers and related equipment	3-7 years
Furniture and fixtures	7 years
Other equipment	5-12 years
Purchased software and licenses	3-7 years
Software developed	3 years
Vehicles	5 years
Buildings	30 years
Leasehold improvements	Lesser of estimated useful life of asset or lease term